Dividends - Additional Information (Detail) - ARS ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2025	Apr. 29, 2025	Apr. 30, 2024	Apr. 25, 2023	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Dividends [Line Items]
Eventual dividend distribution classified as expense	$ 394,646,277
Retained earnings by noncontrolling interests					$ 7,087	$ 5,391
Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend		$ 106,626,016	$ 122,807,118	$ 73,281,651
Dividend per share		$ 54.79	$ 44.08	$ 6.78
Eventual dividend distribution classified as expense		$ 300,000,000
Additional dividends classified as expense	730,486,648		$ 386,635,827	$ 75,000,000
Optional Reserve for Future Income Distribution | Ordinary And Extraordinary Shareholders' Meeting
Disclosure Of Dividends [Line Items]
Dividend		$ 88,000,000	$ 65,000,000	$ 10,000,000	$ 394,639,190	$ 299,994,609
Additional dividends classified as expense	$ 549,612,504